Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2022
Fair Value Measurement
Summary of comparison by class of carrying amount and fair value of the group's financial instruments

	Carrying value		Fair value
	As at March 31,	As at March 31,	As at March 31,	As at March 31,
	2021	2022	2021	2022
Financial assets
Assets carried at amortized cost
Trade and other receivables	870,452	1,934,713	870,452	1,934,713
Cash and cash equivalents	1,711,589	800,282	1,711,589	800,282
Term deposits	552,129	568,264	552,129	568,264
Other financial assets	139,901	120,385	139,901	120,385
Total	3,274,071	3,423,644	3,274,071	3,423,644

Financial liabilities
Liabilities carried at fair value
Share warrants	32,391	-	32,391	-
Total	32,391	-	32,391	-

Liabilities carried at amortized cost
Trade and other payables	2,250,363	2,437,317	2,250,363	2,437,317
Borrowings	131,055	358,580	131,055	358,580
Other liabilities	268,663	566,901	268,663	566,901
Total	2,650,081	3,362,798	2,650,081	3,362,798

Schedule of financial instruments by fair value hierarchy

	March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets for which fair value is disclosed
Term deposits	-	552,129	-	552,129
Other financial assets	-	139,901	-	139,901
Total assets	-	692,030	-	692,030
Liabilities carried at fair value
Warrants	31,955	-	436	32,391
Liabilities carried at amortized cost
Borrowings	-	131,055	-	131,055
Other liabilities	-	268,663	-	268,663
Total Liabilities	31,955	399,718	436	432,109

	March 31, 2022
	Level 1	Level 2	Level 3	Total
Assets for which fair value is disclosed
Term deposits	-	568,264	-	568,264
Other financial assets	-	120,385	-	120,385
Total assets	-	688,649	-	688,649

Liabilities carried at fair value
Warrants	-	-	-	-
Liabilities carried at amortized cost
Borrowings	-	358,580	-	358,580
Other liabilities	-	308,702	-	308,702
Total Liabilities	-	667,282	-	667,282

Schedule of valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring fair values at March 31, 2021 and March 31, 2022 as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement

A. Financial Instruments measured at fair value:

Warrants	Black- Scholes model: The valuation model considers the share price on measurement date, expected term of the instrument, risk free rate (based on government bonds), expected volatility and expected dividend rate.	Expected term: 0.66 years (PY: 1.16 years) Risk free rate : 1.11% (PY 0.08%)	The estimated fair value would increase (decrease) if : ● the expected term were lower/ (higher) ● the risk free rate were lower/ (higher)

Quoted Warrants	Fair market value	-	-

B. Financial Instruments for which fair value is disclosed:

Borrowings	Discounted cash flows	Prevailing interest rate in market, future payouts.	-

Term deposits	Discounted cash flows	Prevailing interest rate to discount future cash flows	-

Other financial assets	Discounted cash flows	Prevailing interest rate to discount future cash flows	-

Other liabilities	Discounted cash flows	Prevailing interest rate to discount future cash flows	-

Schedule of reconciliation of fair value measurements categorized within level 1 and level 3 of the fair value hierarchy

Below is reconciliation of fair value measurements categorized within level 1 & level 3 of the fair value hierarchy

	April 1, 2020	Final Payment	Charge to profit or loss	Effects of movements in foreign exchange rates	March 31, 2021	Charge to profit or loss	Effects of movements in foreign exchange rates	March 31, 2022
Macquarie Corporate Holdings Pty Limited - Ordinary Warrants	2		441	(7)	436	(444)	8	-
Quoted Warrants*	418,264		(379,435)	(6,874)	31,955	(32,312)	357	-
Liability for business acquisition (refer to Note 43)	800,000	(800,000)	-	-	-			-
Total	1,218,266	(800,000)	(378,994)	(6,881)	32,391	(32,756)	365	-

*	On December 16, 2021, at 5:00 p.m., New York time, outstanding warrants (the “Warrants”) to purchase an aggregate of 17,337,500 Ordinary Shares expired.